Acquisitions and Divestitures - Summary of Unaudited Pro Forma Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
APC/KKR Acquisitions
Business Acquisition [Line Items]
Revenues	$ 93,471	$ 55,198	$ 172,674	$ 100,868
Net income (loss)	$ 38,747	(7,674)	$ 69,777	(17,510)
Earnings per share (basic and diluted)	$ 0.41		$ 0.74
Burleson North Acquisition [Member]
Business Acquisition [Line Items]
Revenues		43,393		78,727	$ 176,082	$ 172,044
Net income (loss)		$ (13,822)		$ (28,051)	$ (34,894)	$ (83,894)